Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 1,114,973	¥ 1,006,986	¥ 635,450
Income tax expense (benefit):
Current taxes	277,360	196,149	147,946
Deferred taxes	(291,026)	131,443	81,146
Total	(13,666)	327,592	229,092
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	126,915	88,336	(88,987)
Income tax expense (benefit):
Current taxes	(2,956)	9,072	(7,085)
Deferred taxes	25,149	21,425	(767)
Total	22,193	30,497	(7,852)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	988,058	918,650	724,437
Income tax expense (benefit):
Current taxes	280,316	187,077	155,031
Deferred taxes	(316,175)	110,018	81,913
Total	¥ (35,859)	¥ 297,095	¥ 236,944